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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:     December 31, 2005
                                               -------------------------

Check here if Amendment [ ]   Amendment Number: _____

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        WS Capital Management, L.P.
             ---------------------------------------------------
Address:     300 Crescent Court, Suite 1111
             ---------------------------------------------------
             Dallas, Texas 75201
             ---------------------------------------------------
Form 13F File Number:                               28-    10349
                                                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Reid S. Walker                      Contact Person: Joseph I. Worsham, II
       -----------------------------
Title: Member of WS Capital, L.L.C.,
       -----------------------------
       general partner of
       -----------------------------
       WS Capital Management, L.P.
       -----------------------------
Phone: (214) 756-6056
       -----------------------------
Signature, Place and Date of Signing:


/s/ Reid S. Walker                          Dallas, Texas      February 14, 2006
-------------------------------------       -------------      -----------------
(Signature)                                 (City, State)      (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         88
Form 13F Information Table Value Total:   $484,760
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table

                                                                      Column 5:
                                                   Column 4:  -------------------------                             Column 8:
                            Column 2:   Column 3: Fair Market Shares or                  Column 6  Column 7:    Voting Authority
        Column 1:            Title of     CUSIP     Value     Principal                 Investment   Other   ---------------------
      Name of Issuer          Class       Number  (x $1,000)    Amount  SH/PRN Put/Call Discretion  Managers    Sole   Shared None
------------------------- ------------- --------- ----------- --------- ------ -------- ---------- --------- --------- ------ ----
ABERCROMBIE & FITCH            CLA      002896207   2,933        45,000   SH               SOLE                 45,000
ADAPTEC INC                    COM      00651F108   2,398       412,000   SH               SOLE                412,000
AFFIRMATIVE INSURANCE
   HLDG INC                    COM      008272106   3,909       267,900   SH               SOLE                267,900
AMERICAN COMMERCIAL LINES
   INC                         COM      025195207  18,592       613,200   SH               SOLE                613,200
AMERICAN EQUITY INVT LIFE
   HLD                         COM      025676206  11,299       865,800   SH               SOLE                865,800
AMYLIN PHARMACEUTICALS
   INC                         CALL     032346908     798        20,000   SH     CALL      SOLE                 20,000
ARES CAPITAL CORP              COM      04010L103   5,048       314,100   SH               SOLE                314,100
BEARINGPOINT INC               COM      074002106   4,603       585,600   SH               SOLE                585,600
BECKMAN COULTER INC            COM      075811109  26,299       462,200   SH               SOLE                462,200
BEVERLY HILLS BANCORP INC      COM      087866109   1,244       120,000   SH               SOLE                120,000
BRIGHAM EXPLORATION CO         COM      109178103     149        12,600   SH               SOLE                 12,600
BRINK'S COMPANY                COM      109696104  16,040       334,800   SH               SOLE                334,800
CARDINAL HEALTH INC            COM      14149Y108   3,197        46,500   SH               SOLE                 46,500
CAREER EDUCATION CORP          COM      141665109   1,345        39,900   SH               SOLE                 39,900
CAREER EDUCATION CORP          COM      141665959   5,631       167,000   SH      PUT      SOLE                167,000
C-COR.NET CORPORATION          COM      125010108     788       162,200   SH               SOLE                162,200
CHARLES & COLVARD LTD          COM      159765106   1,594        78,900   SH               SOLE                 78,900
CHESAPEAKE ENERGY CORP         COM      165167107   8,710       274,500   SH               SOLE                274,500
CKE RESTAURANTS INC            COM      12561E105  28,660     2,121,400   SH               SOLE              2,121,400
COMPTON PETROLEUM CORP         COM      204940100   2,746       186,700   SH               SOLE                186,700
COMSTOCK RESOURCES INC
   NEW                       COM NEW    205768203  11,109       364,100   SH               SOLE                364,100
CONTANGO OIL & GAS CO        COM NEW    21075N204   1,806       157,900   SH               SOLE                157,900
CORUS BANKSHARES INC           COM      220873103   1,176        20,900   SH               SOLE                 20,900
CSK AUTO CORP                  COM      125965103   2,262       150,000   SH               SOLE                150,000
DEAN FOODS CO NEW              COM      242370104  20,657       548,500   SH               SOLE                548,500
DESERT COMMUNITY BANK          COM      25037Y109   4,309       130,233   SH               SOLE                130,233
DOMINOS PIZZA INC              COM      25754A201   3,545       146,500   SH               SOLE                146,500
DSW INC                        COM      23334L102   7,334       279,700   SH               SOLE                279,700
DURATEK INC                    COM      26658Q102   1,833       122,800   SH               SOLE                122,800
FEDERATED DEPT STORES          COM      31410H101  17,942       270,500   SH               SOLE                270,500

FEDERATED DEPT STORES          COM      31410H901   5,432        81,900   SH     CALL      SOLE                 81,900
FIRST ACCEPTANCE CORP          COM      318457108  10,250       996,107   SH               SOLE                996,107
FRONTIER OIL CORP              COM      35914P105   4,504       120,000   SH               SOLE                120,000
GAMESTOP CORP                  CLA      36467W109  18,109       569,100   SH               SOLE                569,100
GAMESTOP CORP                  CLB      36467W208     491        17,000   SH               SOLE                 17,000
GAMESTOP CORP                  CLA      36467W959     315         9,900   SH      PUT      SOLE                  9,900
GAMESTOP CORP                  CLB      36467W958   1,941        61,000   SH      PUT      SOLE                 61,000
GENITOPE CORP                  COM      37229P507   3,578       450,111   SH               SOLE                450,111
GENTIVA HEALTH SERVICES
   INC                         COM      37247A102  21,143     1,434,400   SH               SOLE              1,434,400
GLOBAL INDUSTRIES LTD          COM      379336100   1,605       141,400   SH               SOLE                141,400
GOLD BANC CORP INC             COM      379907108   3,189       175,000   SH               SOLE                175,000
GUESS INC                      COM      401617105   1,182        33,200   SH               SOLE                 33,200
HOLLY CORP                COM PAR $0.01 435758305  10,803       183,500   SH               SOLE                183,500
INTERNATIONAL
   DISPLAYWORKS I              COM      459412102   1,026       172,692   SH               SOLE                172,692
INTEROIL CORP                  COM      460951106     804        30,000   SH               SOLE                 30,000
INTERSTATE HOTELS &
   RESRTS I                    COM      46088S106   2,851       652,500   SH               SOLE                652,500
INTL COAL GROUP INC NEW        COM      45928H106   1,899       199,900   SH               SOLE                199,900
IVAX CORP                      COM      465823102   7,109       226,900   SH               SOLE                226,900
JARDEN CORP                    COM      471109908   3,163       104,900   SH     CALL      SOLE                104,900
JC PENNEY CO INC.              COM      708160106   4,170        75,000   SH               SOLE                 75,000
KINTERA, INC.                  COM      49720P506   1,455       500,000   SH               SOLE                500,000
LAIDLAW INTL INC               COM      50730R102  31,177     1,342,100   SH               SOLE              1,342,100
LEAPFROG ENTERPRISES INC       CLA      52186N106   1,165       100,000   SH               SOLE                100,000
MAGNA ENTERTAINMENT CORP       CLA      559211107   9,258     1,296,700   SH               SOLE              1,296,700
MAX RE CAPITAL LTD
   HAMILTON                    SHS      G6052F103   7,349       282,999   SH               SOLE                282,999
MCDATA CORP                    CLA      580031201   1,843       484,900   SH               SOLE                484,900
MCMORAN EXPLORATION
   COMPANY                     COM      582411104   1,995       100,900   SH               SOLE                100,900
MEMORY PHARMACEUTICALS
   CORP                        COM      58606R403     600       263,157   SH               SOLE                263,157
METASOLV, INC.                 COM      59139P104   1,566       540,000   SH               SOLE                540,000
MOVIE GALLERY INC              COM      624581104     411        73,300   SH               SOLE                 73,300
NBTY INC                       COM      628782104   2,774       170,700   SH               SOLE                170,700
OREGON STEEL MILLS INC         COM      686079104   2,424        82,400   SH               SOLE                 82,400
PARALLEL PETR CORP DEL         COM      699157103  20,866     1,226,706   SH               SOLE              1,226,706
PATTERSON - UTI ENERGY
   INC                         COM      703481101   1,868        56,700   SH               SOLE                 56,700
PAXAR CORP                     COM      704227107   3,331       169,700   SH               SOLE                169,700
PHH CORP NEW                 COM NEW    693320202  10,793       385,200   SH               SOLE                385,200
QUINTANA MARITIME LTD          SHS      Y7169G109  13,157     1,292,455   SH               SOLE              1,292,455
RBC BEARINGS INC               COM      75524B104   3,432       211,200   SH               SOLE                211,200
REPUBLIC COMPANIES GROUP
   INC                         COM      760349100   3,763       243,100   SH               SOLE                243,100
RITE AID CORP                  COM      767754104   3,476       998,900   SH               SOLE                998,900

SFBC INTL                      COM      784121105      804        50,200   SH               SOLE                 50,200
SFBC INTL                      COM      784121955      664        41,500   SH      PUT      SOLE                 41,500
SOLEXA INC                     COM      83420X105      659       101,366   SH               SOLE                101,366
SPIRIT FINANCE CORP            COM      848568309    3,405       300,000   SH               SOLE                300,000
SYNERON MEDICAL LTD          ORD SHS    M87245102    5,210       164,100   SH               SOLE                164,100
TELULAR CORP                 COM NEW    87970T208    1,193       358,235   SH               SOLE                358,235
TRIAD HOSPITAL INC             COM      89579K109    9,847       251,000   SH               SOLE                251,000
TRM CORP                       COM      872636105      740       105,700   SH               SOLE                105,700
TUT SYSTEMS                    COM      901103101    1,794       600,110   SH               SOLE                600,110
UNITED AMERICAN INDEMNITY     CL A      90933T109    1,646        89,649   SH               SOLE                 89,649
UNITED RETAIL GROUP INC        COM      911380103    1,155        87,800   SH               SOLE                 87,800
USANA HEALTH SCIENCES INC      COM      90328M107    2,340        61,000   SH               SOLE                 61,000
WILLIAMS COMPANIES INC.        COM      969457100    9,998       431,500   SH               SOLE                431,500
XENOGEN CORP                   COM      98410R108    1,082       343,643   SH               SOLE                343,643